Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Accrued expenses	$ 50,893	$ 46,943
Intangible assets	28,731	31,969
Operating loss carryforward	18,477	37,479
Capital loss carryforward	17,568	17,568
Other, net	6,737	5,516
Deferred revenue	5,534	10,564
Property, plant, and equipment	1,808	2,549
Marketable securities	1,372	1,348
Bad debt allowance	136	152
Hedge accounting		23
Total deferred tax assets	131,256	154,112
Valuation allowance for deferred tax assets	(22,233)	(22,175)
Net deferred tax assets	109,023	131,937
Deferred tax liabilities:
Property, plant, and equipment	(4,368)	(6,770)
Intangible Assets	(495)
Hedge accounting		(48)
Other, net	(488)	(238)
Total deferred tax liabilities	(5,351)	(7,055)
Net deferred tax assets	103,672	124,882
Net deferred tax assets alternative
Domestic (Israel)		4,499
Foreign (North America)	103,672	120,383
Net deferred tax assets	$ 103,672	$ 124,882